CONDENSED BALANCE SHEET - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 1,046,586	$ 172,854
Prepaid expenses	179,582
Total Current Assets	1,226,168	172,854
Deferred offering costs		37,042
Marketable securities held in Trust Account	287,505,380
TOTAL ASSETS	288,731,548	209,896
Current liabilities
Accounts payable and accrued expenses	138,643	1,000
Accrued offering costs		25,000
Promissory note - Related party		160,000
Total Current Liabilities	138,643	186,000
Accrued liabilities - current		1,000
Warrant liability	17,508,332
TOTAL LIABILITIES	17,646,975	186,000
Commitments and Contingencies
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding			[1]
Additional paid-in capital	6,634,428	24,281
Accumulated deficit	(1,635,358)	(1,104)
Total Stockholders' Equity	5,000,003	23,896
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	288,731,548	209,896
Class A Common Stock
Stockholders' Equity
Common stock	214		[1]
Class A Common Stock Subject to Redemption
Current liabilities
Class A common stock subject to possible redemption 26,608,457 and no shares at redemption value at June 30, 2021 and December 31, 2020, respectively	266,084,570
Class B Common Stock
Stockholders' Equity
Common stock	$ 719	$ 719	[1],[2]

[1]	Prior to the approval of the Amended and Restated Certificate of Incorporation on February 4, 2021, the Company was authorized to issue 70,000,0000 shares, consisting of 60,000,000 shares of Class A common stock and 10,000,000 shares of Class B common stock and 1,000,000 preferred stock.
[2]	Included an aggregate of up to 937,500 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).